CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 8,426	$ 6,479	$ 9,146	$ 12,059
Unrealized (Losses) Gains on Securities:
Unrealized holding (losses) gains arising during the period	12,259	(16,570)	(21,432)	7,263
Reclassification adjustments for gains included in net income	(300)	(1,556)	(1,571)	(4,868)
Change in unrealized (losses) gains on securities	11,959	(18,126)	(23,003)	2,395
Tax impact	(4,066)	6,162	7,821	(814)
Other comprehensive (Loss) Income	7,893	(11,964)	(15,182)	1,581
Comprehensive (Loss) Income	$ 16,319	$ (5,485)	$ (6,036)	$ 13,640